Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	BAIRD FUNDS INC
Central Index Key	0001282693
Amendment Flag	false
Document Creation Date	Apr. 30, 2013
Document Effective Date	May 01, 2013
Prospectus Date	May 01, 2013
Baird Short-Term Bond Fund | Institutional
Risk/Return:
Trading Symbol	BSBIX
Baird Short-Term Bond Fund | Investor Class
Risk/Return:
Trading Symbol	BSBSX
Baird Intermediate Bond Fund | Institutional
Risk/Return:
Trading Symbol	BIMIX
Baird Intermediate Bond Fund | Investor
Risk/Return:
Trading Symbol	BIMSX
Baird Intermediate Municipal Bond Fund | Institutional
Risk/Return:
Trading Symbol	BMBIX
Baird Intermediate Municipal Bond Fund | Investor
Risk/Return:
Trading Symbol	BMBSX
Baird Aggregate Bond Fund | Institutional
Risk/Return:
Trading Symbol	BAGIX
Baird Aggregate Bond Fund | Investor
Risk/Return:
Trading Symbol	BAGSX
Baird Core Plus Bond Fund | Institutional
Risk/Return:
Trading Symbol	BCOIX
Baird Core Plus Bond Fund | Investor
Risk/Return:
Trading Symbol	BCOSX
Baird LargeCap Fund | Institutional
Risk/Return:
Trading Symbol	BHGIX
Baird LargeCap Fund | Investor
Risk/Return:
Trading Symbol	BHGSX
Baird MidCap Fund | Institutional
Risk/Return:
Trading Symbol	BMDIX
Baird MidCap Fund | Investor
Risk/Return:
Trading Symbol	BMDSX
Baird SmallCap Value Fund | Investor Class
Risk/Return:
Trading Symbol	BSVSX
Baird SmallCap Value Fund | Institutional Class
Risk/Return:
Trading Symbol	BSVIX